Goodwill (Details Textual)	12 Months Ended
Jun. 30, 2018 USD ($)
Bad debts for the receivable	$ (26,302) [1]
Judge China [Member]
Bad debts for the receivable	$ 26,302

[1]	The consideration of Judge China was reduced by $26,302 due to provision made on the receivable from Judge Asia as of June 30, 2018.